Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Revenue from Contracts with Customers
6. Revenue from Contracts with Customers
The following table presents revenues by geographical region for the years ended December 31, 2019, 2018 and 2017:

	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017
Revenues:
Domestic	$97,703	$78,580	$77,590
International	19,720	13,532	12,691

Total revenues from contracts with customers	$117,423	$92,112	$90,281
The Company’s performance obligations consist mainly of transferring control of implants identified in the contracts. Some of the Company’s contracts offer assurance-type warranties in connection with the sale of a product to a customer. Assurance-type warranties provide a customer with assurance that the related product will function as the parties intended because it complies with agreed-upon specifications. Such warranties do not represent a separate performance obligation and are not material to the consolidated financial statements.